SHARE BASED COMPENSATION - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2019 shares	Dec. 31, 2018 USD ($) Installment $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares to be issued under Plan		83,000,000
Contractual term of share options and certain RSAs to be granted		10 years
Aggregate grant date fair value of outstanding options | $		$ 133,851
Weighted-average grant-date fair value of share options granted | $ / shares		$ 3.02	$ 5.26	$ 5.25
Fair value of share options vested | $		$ 22,390	$ 20,322	$ 34,243
Aggregate intrinsic value of options exercised | $		20,660	$ 84,560	$ 31,012
Unrecognized share-based compensation cost related to unvested options | $		$ 84,281
2009 share incentive plan (the "Plan") | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares to be issued under Plan	100,129,938
Total number of ordinary shares outstanding annual increase percentage	5.00%
Share option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		26,500,000
Vested and expected to vest		35,706,882	11,653,513	17,946,980
Weighted-average period for unrecognized share-based compensation cost		2 years 10 months 2 days
Number of options vested immediately		500,000
RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			950,000	880,000
Weighted-average period for unrecognized share-based compensation cost		3 years 2 months 1 day
Weighted-average grant-date fair value of granted | $ / shares		$ 12.30	$ 15.15	$ 12.69
Unrecognized share-based compensation cost | $		$ 58,665
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		4,983,162
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		52,079
RSAs and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		4,983,162	950,000	880,000
Aggregate grant date fair value of unvested | $		$ 58,665	$ 11,836	$ 4,064
Weighted-average grant-date fair value of granted | $ / shares		$ 12.30	$ 15.15	$ 12.69
Fair value of vested | $		$ 4,314	$ 6,517	$ 7,648
Number of options vested immediately		68,000
Vest 25% in nine to ten months from stated vesting commencement date | Share option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Vested and expected to vest		5,000,000
Vest 25% in nine to ten months from stated vesting commencement date | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested and expected to vest		85,021
Vest 25% in nine to ten months from stated vesting commencement date | RSAs, RSUs and SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
75% will vest in 12 substantially equal quarterly installments | Share option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		75.00%
Number of substantially equal monthly installments for vesting | Installment		12
75% will vest in 12 substantially equal quarterly installments | RSAs, RSUs and SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		75.00%
Number of substantially equal monthly installments for vesting | Installment		12